Nature of Operations - Additional Information (Detail) - CAD ($) $ in Thousands	Oct. 15, 2025	Dec. 31, 2025	Dec. 31, 2024
Nature of operations [abstract]
Accumulated deficit		$ (691,239)	$ (381,563)
Working capital		517,250
Proceeds from issuing shares	$ 948,600
Cash and short-term investments		$ 1,123,662